Stock-Based Compensation - Stock-based compensation expense (Details) - Gelesis - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Weighted average assumptions
Total	$ 5,532	$ 4,808
Research and Development Expense
Weighted average assumptions
Total	1,565	1,960
General And Administrative Expense [Member]
Weighted average assumptions
Total	$ 3,967	$ 2,848